Sullivan & Worcester LLP                              T 202 775 1200
 1666 K Street, NW                                     F 202 293 2275
 Washington, DC 20006                                  www.sandw.com


                                               September 8, 2008

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                           Met Investors Series Trust
              (MetLife Balanced Strategy Portfolio, MetLife Growth
          Strategy Portfolio and MetLife Aggressive Strategy Portfolio)
                                 CIK: 0001126087
                                  (333-152839)

Ladies and Gentlemen:

         Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Met Investors Series Trust (the "Trust"). This filing reflects changes from the Prospectus/Proxy Statement and related Statement of Additional Information included in the Registration Statement on Form N-14, filed by the Trust on August 7, 2008, primarily the updating of certain information and changes made in response to comments given by the SEC's staff. This filing also includes the prescribed tax opinion.

         The undersigned was responsible for the preparation and review of Post-Effective Amendment No. 1 and is of the opinion that Post-Effective Amendment No. 1 does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b) and that no material events requiring disclosure in the Prospectus/Proxy Statement or the Statement of Additional Information have occurred since September 8, 2008, the effective date of the above-referenced registration statement.

         Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1205.

                                                Very truly yours,


                                                /s/ Robert N. Hickey
                                                -------------------------
                                                Robert N. Hickey

Enclosures

cc:    Elizabeth Forget
       Richard Pearson
       Jack Huntington
       John Rizzo
       Catherine Dent
       Nicole Bishop